Interim Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023	Jan. 31, 2022
Interest income (Note 20)
Loans	[1]	$ 11,779	$ 6,011
Securities
Interest	[1]	4,339	1,011
Dividends	[1]	512	431
Deposits with banks	[1]	1,426	69
Total interest income	[1]	18,056	7,522
Interest expense (Note 20)
Deposits		7,795	776
Securitization liabilities		222	102
Subordinated notes and debentures		111	97
Other		2,195	245
Total interest expense		10,323	1,220
Net interest income		7,733	6,302
Non-interest income
Investment and securities services		1,405	1,604
Credit fees		428	400
Trading income (loss)		678	114
Service charges		651	733
Card services		769	707
Insurance revenue		1,374	1,317
Other income (loss) (Note 8)		(812)	104
Total non-interest income		4,493	4,979
Total revenue		12,226	11,281
Provision for (recovery of) credit losses (Note 6)		690	72
Insurance claims and related expenses		976	756
Non-interest expenses
Salaries and employee benefits		3,758	3,278
Occupancy, including depreciation		433	400
Technology and equipment, including depreciation		522	444
Amortization of other intangibles		142	160
Communication and marketing		313	287
Brokerage-related and sub-advisory fees		92	113
Professional, advisory and outside services		568	440
Other (Note 22)		2,488	845
Total non-interest expenses		8,316	5,967
Income before income taxes and share of net income from investment in Schwab		2,244	4,486
Provision for (recovery of) income taxes (Note 16)		947	984
Net income		1,582	3,733
Preferred dividends and distributions on other equity instruments		83	43
Net income available to common shareholders		$ 1,499	$ 3,690
Earnings per share (Canadian dollars) (Note 17)
Basic		$ 0.82	$ 2.03
Diluted		0.82	2.02
Dividends per common share (Canadian dollars)		$ 0.96	$ 0.89
Schwab [Member]
Non-interest expenses
Share of net income from investment in Schwab (Note 7)		$ 285	$ 231

[1]	Includes $16,053 million and $6,737 million, for the three months ended January 31, 2023 and January 31, 2022, respectively, which have been calculated based on the effective interest rate method (EIRM).